ACCOUNTS RECEIVABLE (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE
Accrued receivables	CAD 91,378	CAD 136,949
Accounts receivable - trade	22,615	41,618
Current income tax receivable	21,410	23,900
Allowance for doubtful accounts	(3,247)	(2,722)
Total accounts receivable	CAD 132,156	CAD 199,745